Leases (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
LEASES [Abstract]
2018	$ 103,971
2019	55,544
2020	65,862
2021	65,682
2022 and thereafter	306,965
Total	$ 598,024